Consolidated Statements of Loss and Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
Exploration and evaluation costs	$ 3,658	$ 4,222
Fees, salaries and other employee benefits	4,319	3,708
Insurance	448	309
Legal and professional fees	562	257
Marketing and investor relations	1,322	1,337
Office and administration	667	383
Regulatory, transfer agent and shareholder information	319	235
Operating expenses	11,295	10,451
Other expenses (income):
Unrealized net gain on marketable securities	(565)	(160)
Amortization of flow-through share premium	(453)	(867)
Finance expense related to bridge loan	259	150
Loss on amendment and extinguishment of bridge loan	224	0
Accretion of provision for site reclamation and closure	34	40
Interest and other income	(91)	(43)
Foreign exchange loss	60	31
Other expenses (income)	(532)	(849)
Loss for the period	10,763	9,602
Deferred income tax recovery	0	(54)
Loss from continuing operations	10,763	9,548
Loss from discontinued operations	3,490	4,385
Loss for the year	14,253	13,933
Items that may be reclassified subsequently to profit or loss:
Unrealized currency (gain) loss on translation of foreign operations	(23)	203
Other comprehensive (income) loss for the year	(23)	203
Total comprehensive loss for the period	$ 14,230	$ 14,136
Loss per share from continuing operations: basic and diluted	$ .13	$ .15
Basic and diluted loss per share	$ .18	$ 0.22